UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22874

THL CREDIT SENIOR LOAN FUND

(Exact name of registrant as specified in charter)

227 West Monroe Street, Suite 3200
Chicago, Il 60606

(Address of principal executive offices) (Zip code)

Sabrina Rusnak-Carlson

100 Federal St., 31st Floor

Boston, MA 02110

(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (212) 701-4500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited)	September 30, 2018

Investments	Principal	Value
SENIOR LOANS(a) – 134.2% (88.7% of Total Investments)

Aerospace & Defense – 3.9%
Advanced Integration Technology LP, Term B-1 Loan - First Lien, 7.220% (3-Month USD LIBOR + 4.750%), 04/03/23(b)	$1,470,113	$1,470,113
Constellis Holdings LLC, Term Loan B - First Lien, 7.390% (3-Month USD LIBOR + 5.000%), 04/22/24(b)	1,975,000	1,960,187
Constellis Holdings LLC, Term Loan B - Second Lien, 11.390% (3-Month USD LIBOR + 9.000%), 04/21/25(b)	1,000,000	980,000
WP CPP Holdings (Consolidated Precision), Initial Term Loan - First Lien, 6.280% (3-Month USD LIBOR + 3.750%), 04/30/25	1,000,000	1,007,710
Total Aerospace & Defense		5,418,010
Automotive – 4.5%
APC Aftermarket (AP Exhaust Acquisition/CWD, LLC), Initial Term Loan - First Lien, 7.320% (3-Month USD LIBOR + 5.000%), 05/10/24(b)	493,750	448,078
Fleetpride Corp., Term Loan - First Lien, 6.740% (3-Month USD LIBOR + 4.500%), 11/19/22	2,985,000	3,022,313
Navistar, Inc., Tranche B Term Loan - First Lien, 5.640% (1-Month USD LIBOR + 3.500%), 11/06/24	1,990,000	2,004,507
Tenneco, Inc., Term Loan B - First Lien, (LIBOR + 2.500%), 06/14/25(c)	640,000	641,603
Total Automotive		6,116,501
Banking, Finance, Insurance & Real Estate – 5.5%
Alliant Holdings Intermediate LLC (Alliant Holdings I LLC), 2018 Initial Term Loan - First Lien, 5.150% (1-Month USD LIBOR + 3.000%), 05/10/25	1,620,938	1,627,908
Aretec Group, Inc. (Cetera Financial Group), Term Loan - First Lien, (LIBOR + 4.250%), 08/13/25(b)(c)	800,000	808,000
AssuredPartners Capital, Inc., 2017 September Refinancing Term Loan - First Lien, 5.490% (1-Month USD LIBOR + 3.500%), 10/22/24	496,256	498,117
Asurion LLC (Asurion Delivery and Installation Services, Inc.), Term Loan B-6 - First Lien, 5.240% (1-Month USD LIBOR + 3.000%), 11/03/23	1,545,936	1,559,224
Asurion LLC (Asurion Delivery and Installation Services, Inc.), Term Loan B-7 - First Lien, 5.240% (1-Month USD LIBOR + 3.000%), 11/03/24	498,750	502,842
Focus Financial Partners, LLC, Tranche B-2 Term Loan - First Lien, 4.740% (1-Month USD LIBOR + 2.500%), 07/03/24(b)	990,019	996,206
USI, Inc., Term Loan B - First Lien, 5.390% (3-Month USD LIBOR + 3.000%), 05/16/24	1,485,000	1,487,413
Total Banking, Finance, Insurance & Real Estate		7,479,710
Beverage, Food & Tobacco – 1.8%
CHG PPC Parent LLC, Term Loan B - First Lien, 4.990% (1-Month USD LIBOR + 2.750%), 03/23/25(b)	872,813	874,994
Flavors Holdings, Inc., Tranche B Term Loan - First Lien, 8.140% (3-Month USD LIBOR + 5.750%), 04/04/20(b)	790,714	739,318
Flavors Holdings, Inc., Initial Term Loan - Second Lien, 12.390% (3-Month USD LIBOR + 10.000%), 10/03/21(b)	1,000,000	875,000
Total Beverage, Food & Tobacco		2,489,312

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Capital Equipment – 6.4%
Blount International, Inc., 2018 Term Loan B - First Lien, 5.980% (3-Month USD LIBOR + 3.750%), 04/12/23	$995,000	$992,931
CPM Holdings, Inc., Initial Term Loan - First Lien, 5.740% (1-Month USD LIBOR + 3.500%), 04/11/22	2,030,495	2,046,567
CPM Acquisition Corp./Crown Acquisition Corp., 2017 Incremental Term Loan - Second Lien, 10.490% (1-Month USD LIBOR + 8.250%), 04/10/23(b)	743,201	750,633
Crosby US Acquisition Corp., Initial Term Loan - First Lien, 5.210% (1-Month USD LIBOR + 3.000%), 11/23/20	1,443,479	1,428,590
Preferred Proppants LLC (Preferred Sands), Term Loan B-1 - First Lien, 8.140% (3-Month USD LIBOR + 5.750%), 07/27/20(b)	2,523,415	2,182,754
Southwire Company, Term Loan B - First Lien, 4.160% (1-Month USD LIBOR + 2.000%), 05/15/25	566,667	569,500
Vertiv Group Corporation, Term Loan B - First Lien, 6.310% (3-Month USD LIBOR + 4.000%), 11/30/23	752,155	756,386
Total Capital Equipment		8,727,361
Chemicals, Plastics & Rubber – 2.8%
Polar US Borrower (SI Group Inc), Term Loan - First Lien, (LIBOR + 4.750%), 08/10/25(b)(c)	2,000,000	2,012,500
Verdesian Life Sciences LLC, Initial Term Loan - First Lien, 7.340% (3-Month USD LIBOR + 5.000%), 07/01/20(b)(c)	1,964,502	1,876,099
Total Chemicals, Plastics & Rubber		3,888,599
Construction & Building – 1.1%
Westinghouse (Brookfield WEC Holdings, Inc.), Term Loan - First Lien, 5.990% (1-Month USD LIBOR + 3.750%), 07/26/25	1,500,000	1,520,348
Consumer Products: Durable – 0.4%
Serta Simmons Bedding, LLC, Term Loan - First Lien, 5.630% (1-Month USD LIBOR + 3.500%), 11/08/23(c)	574,408	521,637
Consumer Products: Non Durable – 4.0%
ABG Intermediate Holdings 2 LLC, Term Loan 2017 - First Lien, 5.740% (1-Month USD LIBOR + 3.500%), 09/26/24	744,375	747,911
ABG Intermediate Holdings 2 LLC, Initial Term Loan - Second Lien, 9.990% (1-Month USD LIBOR + 7.750%), 09/26/25	625,000	630,469
Fossil Group, Inc., Term Loan - First Lien, (LIBOR + 7.000%), 12/31/20(b)(c)	2,000,000	2,003,760
International Textile Group, Inc., Term Loan - First Lien, 7.100% (1-Month USD LIBOR + 5.000%), 04/19/24(b)	190,601	191,316
Varsity Brands, Inc. (Hercules Achievement), Initial Term Loan - First Lien, 5.740% (1-Month USD LIBOR + 3.500%), 12/16/24	995,000	999,039
ZEP, Inc. (Acuity Special Products), Initial Term Loan - First Lien, 6.390% (3-Month USD LIBOR + 4.000%), 08/12/24	990,000	944,831
Total Consumer Products: Non Durable		5,517,326
Containers, Packaging & Glass – 0.7%
Fortress Merger Sub, Inc. (Fort Dearborn), Initial Term Loan - Second Lien, 10.840% (3-Month USD LIBOR + 8.500%), 10/21/24(b)	1,140,000	969,000

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Energy: Electricity – 0.4%
TerraForm AP Acquisition Holdings LLC, Term Loan - First Lien, 6.640% (3-Month USD LIBOR + 4.250%), 06/27/22(b)	$619,554	$624,201
Energy: Oil & Gas – 4.5%
Delek US Holdings, Inc., Term Loan B - First Lien, 4.740% (1-Month USD LIBOR + 2.500%), 03/13/25	746,250	749,515
Gulf Finance, LLC, Tranche B Term Loan - First Lien, 7.640% (3-Month USD LIBOR + 5.250%), 08/25/23	2,315,180	1,953,849
HGIM Corp. (Harvey Gulf), Term Loan (Exit) - First Lien, 8.510% (3-Month USD LIBOR + 6.000%), 07/02/23(c)	2,154,969	2,172,026
W3 Topco LLC (Total Safety), Initial Term Loan -2017- First Lien, 8.390% (3-Month USD LIBOR + 6.000%), 03/08/22	1,237,437	1,235,117
Total Energy: Oil & Gas		6,110,507
Environmental Industries – 0.7%
EnergySolutions (Energy Capital Partners), Term Loan B - First Lien, 6.140% (3-Month USD LIBOR + 3.750%), 05/04/25	997,500	1,006,228
Healthcare & Pharmaceuticals – 5.7%
Alvogen Pharma US, Inc., Term Loan B - First Lien, 6.990% (1-Month USD LIBOR + 4.750%), 04/02/22	2,402,724	2,426,247
Bausch Health Companies, Initial Term Loan - First Lien, 5.100% (1-Month USD LIBOR + 3.000%), 06/01/25 (Canada)	1,187,185	1,194,551
HCA, Inc., New Term Loan B-10 - First Lien, 4.240% (1-Month USD LIBOR + 2.000%), 03/07/25	995,000	1,003,567
LifeScan Global Corp., Term Loan - First Lien, (LIBOR + 6.000%), 06/18/24(c)	1,137,500	1,127,905
Midwest Physician Administrative Services, LLC (ACOF V DP Acquiror LLC aka Dupage Medical Group), Initial Term Loan - Second Lien, 9.170% (1-Month USD LIBOR + 7.000%), 08/15/25(b)	734,282	737,954
On Assignment, Inc., Term Loan 2018 - First Lien, 4.240% (1-Month USD LIBOR + 2.000%), 02/20/25	1,316,454	1,322,621
Total Healthcare & Pharmaceuticals		7,812,845
High Tech Industries – 31.7%
Almonde, Inc. (Misys/Finastra), Dollar Term Loan - Second Lien, 9.640% (3-Month USD LIBOR + 7.250%), 06/13/25	500,000	496,720
AppLovin Corp., Term Loan B - First Lien, 6.060% (3-Month USD LIBOR + 3.750%), 08/07/25(b)	675,000	683,859
Banff Merger Sub, Inc. (BMC), Term Loan B - First Lien, (LIBOR + 4.250%), 06/27/25(c)	1,500,000	1,516,357
Bomgar Corp. (Brave Parent Holdings), Initial Term Loan - First Lien, 6.390% (3-Month USD LIBOR + 4.000%), 04/18/25(b)	1,500,000	1,505,625
Canyon Valor Companies (GTCR Valor Cos Inc. (aka Cision AB)), Initial Dollar Term Loan - First Lien, 5.640% (3-Month USD LIBOR + 3.250%), 06/16/23	1,883,382	1,895,821
ConvergeOne Holdings Corp., Term Loan - First Lien, 5.990% (1-Month USD LIBOR + 3.750%), 04/04/25(b)	1,620,938	1,637,147
CPI Acquisition, Inc., Term Loan B - First Lien, 7.020% (3-Month USD LIBOR + 4.500%), 08/17/22	281,250	189,844
DigiCert, Inc. (Unipeg Merger Corp.), Term Loan B2 2017 - First Lien, 6.240% (1-Month USD LIBOR + 4.750%), 10/31/24	997,500	1,001,555
DigiCert, Inc. (Unipeg Merger Corp.), Term Loan - Second Lien, 10.240% (1-Month USD LIBOR + 8.000%), 10/31/25	750,000	749,531

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

High Tech Industries – 31.7% (continued)
Drilling Info, Inc., Term Loan - First Lien, 6.540% (2-Month USD LIBOR + 4.250%), 07/26/25	$500,000	$499,063
Dynatrace LLC, Term Loan - First Lien, 5.470% (1-Month USD LIBOR + 3.250%), 08/25/25	1,243,243	1,252,829
Everi Payments, Inc. (Global Cash Access), Term Loan B - First Lien, 5.240% (1-Month USD LIBOR + 3.000%), 05/09/24	990,000	997,054
Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories), Term Loan B-3 - First Lien, 5.740% (1-Month USD LIBOR + 3.500%), 12/01/23	1,473,900	1,483,480
Help/Systems Holdings, Inc., Term Loan - First Lien, 5.990% (3-Month USD LIBOR + 3.750%), 03/23/25(b)	666,667	671,667
Impala Private Holdings II LLC (Intralinks), Term Loan - First Lien, 6.250% (1-Month USD LIBOR + 4.000%), 11/14/24	963,421	967,188
Infoblox, Inc., New Term Loan - First Lien, 6.740% (1-Month USD LIBOR + 4.500%), 11/07/23	2,141,112	2,158,776
Infoblox, Inc., Term Loan - Second Lien, 10.990% (1-Month USD LIBOR + 8.750%), 11/07/24	1,000,000	1,004,500
Inovalon Holdings, Inc., Term Loan B - First Lien, 5.630% (1-Month USD LIBOR + 3.500%), 03/28/25	2,750,000	2,758,594
MACOM Technology Solutions Holdings, Inc., Initial Term Loan - First Lien, 4.490% (1-Month USD LIBOR + 2.250%), 05/20/24	1,102,190	1,078,907
MH Sub I, LLC and Micro Holding Corp. (Internet Brands), Amendment No 2 Initial Term Loan – First Lien, 5.920% (1-Month USD LIBOR + 3.750%), 09/16/24	1,921,444	1,936,902
MH Sub I, LLC and Micro Holding Corp. (Internet Brands), Term Loan - Second Lien, 9.670% (1-Month USD LIBOR + 7.500%), 09/15/25	250,000	253,126
Microchip Technology, Inc., Term Loan - First Lien, 4.250% (1-Month USD LIBOR + 2.000%), 05/16/25	911,000	912,612
MTS System Corp., Term Loan B 2017 - First Lien, 5.410% (1-Month USD LIBOR + 3.250%), 07/05/23	1,280,107	1,288,914
Plantronics, Inc., Term Loan B - First Lien, 4.740% (1-Month USD LIBOR + 2.250%), 05/31/25	1,750,000	1,758,207
PNI Canada Acquireco Corp. (Sandvine/Procera Networks), Initial Term Loan - First Lien, 7.990% (3-Month USD LIBOR + 5.750%), 09/21/22 (Canada)(b)	903,375	906,763
Project Alpha Intermediate Holding, Inc. (Qlik), Term Loan - First Lien, 5.99% (6-Month USD LIBOR + 3.500%), 04/26/24	1,975,000	1,977,883
SCS Holdings, Inc. (Sirius Computer Solutions), New Tranche B Term Loan - First Lien, 6.490% (1-Month USD LIBOR + 4.250%), 10/30/22	1,289,479	1,299,150
SolarWinds, Inc., 2018 Refinancing Term Loan - First Lien, 5.240% (1-Month USD LIBOR + 3.000%), 02/05/24	1,526,923	1,537,634
SonicWALL, Inc., Term Loan - First Lien, 5.820% (3-Month USD LIBOR + 3.500%), 05/15/25	1,333,333	1,336,667
SonicWALL, Inc., Term Loan - Second Lien, 9.820% (3-Month USD LIBOR + 7.500%), 05/17/26(b)	900,000	897,750
Starfish - V Merger Sub Inc. (Syncsort/Vero), Term Loan B 2017 - First Lien, 7.260% (1-Month USD LIBOR + 5.000%), 08/16/24	990,000	993,465
TriTech Software Systems (Superion/SuperMoose), Term Loan B - First Lien, 5.990% (1-Month USD LIBOR + 3.750%), 08/10/25	1,333,333	1,343,333

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

High Tech Industries – 31.7% (continued)
Uber Technologies, Inc., Term Loan - First Lien, 6.120% (1-Month USD LIBOR + 4.000%), 03/21/25	$1,117,200	$1,126,104
VeriFone Systems, Inc., Term Loan - First Lien, 6.320% (3-Month USD LIBOR + 4.000%), 08/08/25	960,000	967,320
Verscend Holding Corp., Term Loan B - First Lien, 6.740% (1-Month USD LIBOR + 4.500%), 08/10/25	1,312,500	1,325,901
Web.Com Group, Inc., Term Loan B - First Lien, (LIBOR + 4.000%), 09/14/25(c)	1,000,000	1,007,500
Total High Tech Industries		43,417,748
Hotel, Gaming & Leisure – 7.0%
AP Gaming I LLC (American Gaming Systems), 2018 Refinance Term Loan - First Lien, 6.490% (1-Month USD LIBOR + 4.250%), 02/15/24	1,082,812	1,091,383
Cowlitz Tribal Gaming Authority, Term Loan B - First Lien, (LIBOR + 10.500%), 12/06/21(b)(c)	370,032	395,009
Las Vegas Sands LLC, Term Loan B - First Lien, 3.990% (1-Month USD LIBOR + 1.750%), 03/27/25	497,500	497,629
Miller's Ale House, Inc., Term Loan - First Lien, 6.830% (1-Month USD LIBOR + 4.750%), 05/21/25(b)	1,200,000	1,191,000
Parq Holdings LP, Term Loan - First Lien, 9.890% (3-Month USD LIBOR + 7.500%), 12/17/20 (Canada)(b)	1,482,191	1,485,896
Scientific Games International, Inc. (aka SGMS), Initial Term Loan B-5 - First Lien, 4.990% (2-Month USD LIBOR + 2.750%), 08/14/24	3,545,010	3,543,628
Steak n Shake Operations, Inc., Term Loan - First Lien, 6.000% (1-Month USD LIBOR + 3.750%), 03/19/21	1,674,982	1,395,821
Total Hotel, Gaming & Leisure		9,600,366
Media: Advertising, Printing & Publishing – 0.7%
Harland Clarke Hldgs, Initial Term Loan - First Lien, 7.140% (3-Month USD LIBOR + 4.750%), 11/03/23	948,858	913,869
Media: Broadcasting & Subscription – 4.7%
CSC Holdings, Inc., January 2018 Incremental Term Loan - First Lien, 4.660% (1-Month USD LIBOR + 2.500%), 01/12/26	997,500	1,002,697
Radiate Holdco LLC (RCN Grande), Closing Date Term Loan - First Lien, 5.240% (1-Month USD LIBOR + 3.000%), 02/01/24	2,979,836	2,979,061
Tribune Company, Term Loan C - First Lien, 5.240% (1-Month USD LIBOR + 3.000%), 01/26/24	947,371	951,516
Urban One (Radio One, Inc.), Initial Term Loan - First Lien, 6.250% (1-Month USD LIBOR + 4.000%), 04/18/23	1,481,203	1,453,734
Total Media: Broadcasting & Subscription		6,387,008
Media: Diversified & Production – 6.0%
Getty Images, Inc., Initial Term Loan - First Lien, 5.740% (1-Month USD LIBOR + 3.500%), 10/18/19	5,784,674	5,752,482
IMG LLC/William Morris Endeavor Entertainment LLC, (aka: WME Entertainment / IRIS Merger Sub), New Term Loan B-1 - First Lien, 5.000% (1-Month USD LIBOR + 2.750%), 05/16/25	1,920,735	1,920,140
SESAC Holdco II LLC, Term Loan - Second Lien, 9.490% (1-Month USD LIBOR + 7.250%), 02/24/25(b)	500,000	496,550
Total Media: Diversified & Production		8,169,172

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Metals & Mining – 1.3%
ASP Prince Merger Sub, Inc.(aka PMHC II), Term Loan - First Lien, 6.090% (3-Month USD LIBOR + 3.500%), 03/20/25	$746,250	$729,460
Big River Steel LLC (BRS Finance), Closing Date Term Loan - First Lien, 7.390% (3-Month USD LIBOR + 5.000%), 08/23/23	990,000	1,006,706
Total Metals & Mining		1,736,166
Retail – 4.6%
American Sportsman Holdings Co. (Bass Pro), Initial Term Loan - First Lien, 7.240% (1-Month USD LIBOR + 5.000%), 09/25/24	1,485,000	1,501,706
BI-LO LLC (Southeastern Grocers), Initial Term Loan - First Lien, 10.330% (3-Month USD LIBOR + 8.000%), 05/31/24(b)	900,000	904,500
CH Hold Corp. (Caliber Collision), Initial Term Loan - First Lien, 5.240% (1-Month USD LIBOR + 3.000%), 02/01/24	408,018	411,078
CH Hold Corp. (Caliber Collision), Initial Term Loan - Second Lien, 9.490% (1-Month USD LIBOR + 7.250%), 02/03/25(b)	500,000	507,500
Charming Charlie LLC, Converted Tranche A Term Loan - First Lien, 12.340% (3-Month USD LIBOR + 5.000% plus 5% PIK), 04/24/23(b)(d)	386,259	299,350
Charming Charlie LLC, Converted Tranche B Term Loan - First Lien, 12.340% (3-Month USD LIBOR + 1.000% plus 9% PIK), 04/24/23(b)(d)	468,139	315,993
Charming Charlie LLC, VPF Facility Term Loan - First Lien, 20.000%, 10/02/23(b)	22,886	21,171
CWGS Group LLC, Term Loan - First Lien, 4.870% (1-Month USD LIBOR + 2.750%), 11/08/23	2,417,977	2,379,894
Total Retail		6,341,192
Services: Business – 20.7%
Air Methods Corporation., Term Loan B - First Lien, 5.890% (3-Month USD LIBOR + 3.500%), 04/21/24	2,000,000	1,828,440
ATS Consolidated, Inc. (American Traffic Solutions), Term Loan B - First Lien, 5.990% (1-Month USD LIBOR + 3.750%), 02/23/25	621,875	625,762
Brand Energy & Infrastructure Services Inc., Term Loan - First Lien, 6.590% (3-Month USD LIBOR + 4.250%), 06/15/24	1,185,000	1,194,113
CT Technologies Intermediate Holdings, Inc. (HealthPort), New Term Loan - First Lien, 6.490% (1-Month USD LIBOR + 4.250%), 12/01/21(c)	2,333,113	2,201,875
Cvent Inc., Term Loan B - First Lien, 5.990% (1-Month USD LIBOR + 3.750%), 11/29/24	2,475,063	2,479,703
EAB (Education Advisory Board/Avatar Purchaser, Inc.), Term Loan - First Lien, 6.250% (3-Month USD LIBOR + 3.750%), 11/17/24(b)	1,343,250	1,326,460
EagleView Technology Corporation, Term Loan - First Lien, 5.630% (1-Month USD LIBOR + 3.500%), 08/14/25	1,000,000	1,002,290
Enterprise Merger Sub, Inc. (Envision Healthcare), Term Loan - First Lien, (LIBOR + 3.750%), 09/27/25(b)(c)	900,000	897,750
Garda World Security Corp. (GW Horos Security Corp.), Term Loan B - First Lien, 5.820% (3-Month USD LIBOR + 3.500%), 05/24/24 (Canada)	592,030	595,236
I-Logic Technologies Bidco Ltd. (Dealogic), Term Loan B - First Lien, 6.240% (1-Month USD LIBOR + 4.000%), 12/21/24	1,419,257	1,416,596
Mavenir Systems, Inc., Term Loan B - First Lien, 8.140% (1-Month USD LIBOR + 6.000%), 05/01/25(b)	997,500	999,994

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Services: Business – 20.7% (continued)
Mitchell International, Inc., Initial Term Loan - Second Lien, 9.490% (1-Month USD LIBOR + 7.250%), 12/01/25	$1,000,000	$1,002,000
New Insight Holdings, Inc. (Research Now), Initial Term Loan - First Lien, 7.740% (3-Month USD LIBOR + 5.500%), 12/08/24	2,037,476	2,050,210
North American Lifting Holdings, Inc. (TNT Crane), Term Loan - First Lien, 6.890% (3-Month USD LIBOR + 4.500%), 11/27/20(c)	1,997,816	1,950,368
North American Lifting Holdings, Inc. (TNT Crane), Initial Term Loan - Second Lien, 11.390% (3-Month USD LIBOR + 9.000%), 11/26/21	500,000	441,668
Red Ventures LLC, Term Loan - First Lien, 6.240% (1-Month USD LIBOR + 4.000%), 11/08/24	1,635,000	1,656,460
Red Ventures LLC, Term Loan - Second Lien, 10.240% (1-Month USD LIBOR + 8.000%), 11/08/25	215,517	220,905
Shutterfly, Inc., Incremental Term Loan - First Lien, 5.000% (1-Month USD LIBOR + 2.750%), 08/17/24	623,438	626,944
Solera Holdings, Inc., Dollar Term Loan - First Lien, 4.990% (1-Month USD LIBOR + 2.750%), 02/28/23	1,402,932	1,407,541
TKC Holdings, Inc., Initial Term Loan - First Lien, 6.000% (1-Month USD LIBOR + 3.750%), 02/01/23	985,000	987,669
TKC Holdings, Inc., Initial Term Loan - Second Lien, 10.250% (1-Month USD LIBOR + 8.000%), 02/01/24	500,000	505,210
Trader Corp., 2017 Refinancing Term Loan - First Lien, 5.240% (1-Month USD LIBOR + 3.000%), 09/28/23	916,519	919,956
Travel Leaders Group, LLC, New Term Loan B - First Lien, 6.160% (1-Month USD LIBOR + 4.000%), 01/25/24	997,500	1,010,592
USIC Holdings, Inc., New Term Loan - First Lien, 3.250% (1-Month USD LIBOR + 3.500%), 12/08/23	982,663	990,239
Total Services: Business		28,337,981
Services: Consumer – 3.4%
Heartland Dental LLC, Initial Term Loan - First Lien, 5.990% (1-Month USD LIBOR + 3.750%), 04/30/25	975,815	977,440
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - First Lien, 5.490% (1-Month USD LIBOR + 3.250%), 04/13/25	927,500	934,169
TruGreen LP, Initial Incremental Term Loan - First Lien, 6.130% (1-Month USD LIBOR + 4.000%), 04/13/23	985,050	996,747
Weight Watchers International, Inc., 2017 Term Loan B - First Lien, 7.090% (3-Month USD LIBOR + 4.750%), 11/29/24	1,732,500	1,755,603
Total Services: Consumer		4,663,959
Telecommunications – 6.2%
Avaya, Inc., Tranche B Term Loan - First Lien, 6.410% (1-Month USD LIBOR + 4.250%), 12/15/24	5,553,931	5,609,915
Rackspace Hosting (Inception Merger Sum, Inc.), 2017 Term Loan B - First Lien, 5.350% (3-Month USD LIBOR + 3.000%), 11/03/23(b)	2,994,975	2,960,817
Total Telecommunications		8,570,732
Transportation: Cargo – 4.2%
Commercial Barge Line Co. (American Commercial Lines), Initial Term Loan - First Lien, 10.990% (1-Month USD LIBOR + 8.750%), 11/12/20	2,320,261	1,803,284

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Transportation: Cargo – 4.2% (continued)
Gruden Acquisition, Inc. (Quality Distribution LLC), Incremental Term Loan – First Lien, 7.890% (3-Month USD LIBOR + 5.500%), 08/18/22	$3,369,481	$3,405,281
Gruden Acquisition, Inc. (Quality Distribution LLC), Term Loan - Second Lien, 10.890% (3-Month USD LIBOR + 8.500%), 08/18/23(b)	500,000	500,000
Total Transportation: Cargo		5,708,565
Wholesale – 1.3%
4L Technologies, Inc. (Clover Technologies Group LLC), Term Loan - First Lien, 6.740% (1-Month USD LIBOR + 4.500%), 05/08/20	852,479	836,849
Associated Asphalt Partners, LLC (Road Holdings III, LLC), Term Loan B - First Lien, 7.490% (1-Month USD LIBOR + 5.250%), 04/05/24	986,071	989,158
Total Wholesale		1,826,007
Total Senior Loans (Cost $183,755,597)		183,874,350

CORPORATE BONDS – 7.7% (5.1% of Total Investments)

Aerospace & Defense – 0.1%
TransDigm, Inc., 6.375%, 06/15/26	99,000	100,059
Banking, Finance, Insurance & Real Estate – 0.2%
Icahn Enterprises, 6.250%, 02/01/22	131,000	134,684
Icahn Enterprises, 6.750%, 02/01/24	131,000	134,193
Total Banking, Finance, Insurance & Real Estate		268,877
Beverage, Food & Tobacco – 0.1%
Post Holdings, Inc., 5.750%, 03/01/27(e)	101,000	99,548
Capital Equipment – 0.2%
Titan Acquisition Ltd (Husky), 7.750%, 04/15/26 (e)	400,000	349,214
Chemicals, Plastics & Rubber – 0.2%
Berry Global Group, Inc., 4.500%, 02/15/26(e)	246,000	234,469
Containers, Packaging & Glass – 0.2%
Multi-Color Corp., 4.875%, 11/03/25(e)	335,000	314,067
Energy: Electricity – 0.1%
TerraForm Power Operating LLC, 4.250%, 01/31/23(e)	99,000	97,020
TerraForm Power Operating LLC, 5.000%, 01/31/28(e)	99,000	92,772
Total Energy: Electricity		189,792
Environmental Industries – 0.3%
GFL Environmental, Inc., 5.375%, 03/01/23 (Canada)(e)	400,000	377,420
Healthcare & Pharmaceuticals – 0.5%
Bausch Health Companies, 6.500%, 03/15/22 (Canada)(e)	129,000	134,402
Bausch Health Companies, 7.000%, 03/15/24 (Canada)(e)	97,000	102,692
Bausch Health Companies, 5.500%, 11/03/25 (Canada)(e)	102,000	102,077
HCA, Inc., 5.375%, 02/03/25	400,000	408,774
Total Healthcare & Pharmaceuticals		747,945

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2018

Investments	Principal	Value
CORPORATE BONDS (continued)

High Tech Industries – 0.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 06/17/24(e)	$189,000	$202,895
First Data Corporation, 7.000%, 12/01/23(e)	150,000	156,281
Total High Tech Industries		359,176
Hotel, Gaming & Leisure – 0.7%
CRC Escrow Issuer, Inc. (Caesars), 5.250%, 10/15/25(e)	308,000	294,676
International Game Technology PLC, 6.250%, 01/15/27 (United Kingdom)(e)	102,000	103,339
Scientific Games International, Inc. (aka SGMS), 5.000%, 10/15/25(e)	250,000	237,996
Wynn Las Vegas LLC, 4.250%, 05/30/23(e)	175,000	167,731
Wynn Las Vegas LLC, 5.250%, 05/17/27(e)	249,000	231,199
Total Hotel, Gaming & Leisure		1,034,941
Media: Broadcasting & Subscription – 2.1%
CCO Holdings LLC (Charter Communications), 5.000%, 02/01/28(e)	250,000	234,735
CSC Holdings LLC, 5.500%, 04/15/27(e)	100,000	97,413
CSC Holdings LLC, 5.375%, 02/01/28(e)	194,000	185,513
Gray Television, Inc., 5.125%, 10/15/24(e)	350,000	339,664
Radiate Holdco LLC (RCN Grande), 6.875%, 02/15/23(e)	96,000	92,654
Urban One (Radio One, Inc.), 7.375%, 04/15/22(e)	2,000,000	1,986,413
Total Media: Broadcasting & Subscription		2,936,392
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc., 4.550%, 11/14/24	99,000	96,408
Retail – 0.1%
Lithia Motors, Inc., 5.250%, 08/01/25(e)	128,000	122,720
Services: Business – 1.1%
ASP AMC Merger Sub, Inc. (Air Methods), 8.000%, 05/15/25(e)	744,000	567,709
Iron Mountain US Holdings, Inc., 5.375%, 06/01/26(e)	383,000	361,744
Iron Mountain, Inc., 4.375%, 06/01/21(e)	383,000	384,197
Iron Mountain, Inc., 5.250%, 03/15/28(e)	98,000	91,201
United Rentals (North America), Inc., 4.875%, 01/15/28	150,000	141,422
Total Services: Business		1,546,273
Services: Consumer – 0.5%
Lions Gate Capital Holdings LLC, 5.875%, 11/01/24(e)	153,000	156,921
Netflix, Inc., 4.875%, 04/15/28(e)	308,000	289,932
Netflix, Inc., 5.875%, 11/15/28(e)	202,000	202,056
Total Services: Consumer		648,909
Telecommunications – 0.7%
Frontier Communications Corp. (aka Citizens Comm) , 8.500%, 04/01/26(e)	108,000	102,173
GTT Communications, Inc., 7.875%, 12/31/24(e)	325,000	317,281
Level 3 Financing, Inc., 5.375%, 01/15/24	150,000	150,238
Rackspace Hosting Inc. (Inception Merger Sum, Inc.), 8.625%, 11/15/24(e)	303,000	295,236
Sprint Communications, Inc., 6.000%, 11/15/22	101,000	103,146
Total Telecommunications		968,074

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2018

Investments	Principal	Value
CORPORATE BONDS (continued)

Wholesale – 0.2%
Beacon Escrow Corporation, 4.875%, 11/03/25(e)	$255,000	$235,556
Total Corporate Bonds (Cost $10,936,889)		10,629,840

	Shares
COMMON STOCKS – 0.1% (0.1% of Total Investments)
Energy: Oil & Gas – 0.1%
HGIM Corp. (Harvey Gulf)*(b)(c)	2,717	146,718
Retail – 0.0%(f)
Charming Charlie LLC*(b)(d)	4,376,711	0
Services: Consumer – 0.0%(f)
New Millennium Holdco, Inc.*(d)	29,712	3,610
Total Common Stocks (Cost $954,984)		150,328

WARRANT – 0.5% (0.3% of Total Investments)

Energy: Oil & Gas – 0.5%
HGIM Corp. (Harvey Gulf)*, 07/02/23(b) (c)
(Cost $472,615)	12,139	667,645

MONEY MARKET FUND – 8.8% (5.8% of Total Investments)

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 1.93%(g) (Cost $12,029,185)	12,029,185	12,029,185
Total Investments in Securities - 151.3% (Cost $208,149,270)		207,351,348
Line of Credit Payable (Cost $58,000,000) – (42.3)%		(58,000,000)
Liabilities in Excess of Other Assets – (9.0)%		(12,302,307)
Net Assets – 100.0%		$137,049,041

*	Non-income producing security.
‡	Securities are US securities, unless otherwise noted below.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, often subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are the London Interbank Offered Rate (“LIBOR”), the rate that contributor banks in London charge each other for interbank deposits, and the prime rate offered by one or more major U.S. banks (“Prime”). LIBOR was utilized as benchmark lending rates for the senior loans at September 30, 2018. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	All or a portion of this position has not settled as of September 30, 2018. The Fund will not accrue interest on its senior loans until the settlement date at which point LIBOR will be established.
(d)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2018

(e)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $9,360,916 which represents approximately 6.8% of net assets as of September 30, 2018. Unless otherwise noted, 144A securities are deemed to be liquid.
(f)	Less than 0.05%.
(g)	Rate shown reflects the 7-day yield as of September 30, 2018.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (concluded)	September 30, 2018

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	4.0%
Automotive	4.5
Banking, Finance, Insurance & Real Estate	5.7
Beverage, Food & Tobacco	1.9
Capital Equipment	6.6
Chemicals, Plastics & Rubber	3.0
Construction & Building	1.1
Consumer Products: Durable	0.4
Consumer Products: Non Durable	4.0
Containers, Packaging & Glass	0.9
Energy: Electricity	0.5
Energy: Oil & Gas	5.1
Environmental Industries	1.0
Healthcare & Pharmaceuticals	6.2
High Tech Industries	32.0
Hotel, Gaming & Leisure	7.7
Media: Advertising, Printing & Publishing	0.7
Media: Broadcasting & Subscription	6.8
Media: Diversified & Production	6.0
Metals & Mining	1.4
Retail	4.7
Services: Business	21.8
Services: Consumer	3.9
Telecommunications	6.9
Transportation: Cargo	4.2
Wholesale	1.5
Money Market Fund	8.8
Total Investments	151.3
Line of Credit Payable	(42.3)
Liabilities in Excess of Other Assets	(9.0)
Net Assets	100.0%

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited)	September 30, 2018

1. ORGANIZATION

THL Credit Senior Loan Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is an unincorporated business trust established under the laws of Delaware by an Agreement and Declaration of Trust dated July 30, 2013. The Fund commenced operations on September 20, 2013.

The Fund’s investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes (“Senior Loans”).

Through June 21, 2018, Four Wood Capital Advisors LLC (“FWCA”) served as the Fund’s investment adviser. FWCA had engaged THL Credit Advisors LLC (“THL Credit”) to serve as the sub-adviser to the Fund. On June 22, 2018, THL Credit commenced serving as the sole investment adviser to the Fund pursuant to an interim advisory agreement (the “Interim THL Agreement”) that was approved by the Fund’s Board of Trustees (the “Board”) in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s Board also approved a new, non-interim, advisory agreement between the Fund and THL Credit (the “New THL Agreement”), which was approved by the Fund’s shareholders on August 3, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’). These principles require the Fund’s Adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Senior Loans are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sourced using independent brokers, the Sub-adviser shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices.

Fixed income securities (including short-term obligations) are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Exchange traded equity securities are valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), those securities are valued at the official closing price.

Non-exchange traded equity securities are valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities.

Money market funds are valued at their net asset value.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans
Aerospace & Defense	$–	$1,007,710	$4,410,300	$5,418,010
Automotive	–	5,668,423	448,078	6,116,501
Banking, Finance, Insurance & Real Estate	–	5,675,504	1,804,206	7,479,710
Beverage, Food & Tobacco	–	–	2,489,312	2,489,312
Capital Equipment	–	5,793,974	2,933,387	8,727,361
Chemicals, Plastics & Rubber	–	–	3,888,599	3,888,599
Construction & Building	–	1,520,348	–	1,520,348
Consumer Products: Durable	–	521,637	–	521,637
Consumer Products: Non Durable	–	3,322,250	2,195,076	5,517,326
Containers, Packaging & Glass	–	–	969,000	969,000
Energy: Electricity	–	–	624,201	624,201
Energy: Oil & Gas	–	6,110,507	–	6,110,507
Environmental Industries	–	1,006,228	–	1,006,228
Healthcare & Pharmaceuticals	–	7,074,891	737,954	7,812,845
High Tech Industries	–	37,114,937	6,302,811	43,417,748
Hotel, Gaming & Leisure	–	6,528,461	3,071,905	9,600,366
Media: Advertising, Printing & Publishing	–	913,869	–	913,869
Media: Broadcasting & Subscription	–	6,387,008	–	6,387,008
Media: Diversified & Production	–	7,672,622	496,550	8,169,172
Metals & Mining	–	1,736,166	–	1,736,166
Retail	–	4,292,678	2,048,514	6,341,192
Services: Business	–	25,113,777	3,224,204	28,337,981
Services: Consumer	–	4,663,959	–	4,663,959
Telecommunications	–	5,609,915	2,960,817	8,570,732
Transportation: Cargo	–	5,208,565	500,000	5,708,565
Wholesale	–	1,826,007	–	1,826,007
Corporate Bonds*	–	10,629,840	–	10,629,840
Common Stocks
Energy: Oil & Gas	–	–	146,718	146,718
Retail	–	–	0	0
Services: Consumer	–	3,610	–	3,610
Warrant*	–	–	667,645	667,645
Money Market Fund	–	12,029,185	–	12,029,185
Total Investments	$–	$167,432,071	$39,919,277	$207,351,348

* Please refer to Schedule of Investments for breakdown of valuations by industry.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (concluded)	September 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Loans	Common Stocks	Warrant	Total
Balance as of December 31, 2017	$52,376,821	$-	$-	$52,376,821
Realized loss	(1,407,598)	(258,184)	-	(1,665,782)
Change in unrealized appreciation/(depreciation)	1,357,990	250,792	195,030	1,803,812
Amortization (accretion)	100,579	-	-	100,579
Purchases	23,811,160	105,782	472,615	24,389,557
Sales and principal paydowns	(27,113,091)	-	-	(27,113,091)
Transfers into Level 3	3,307,874	48,328	-	3,356,202
Transfers out of Level 3	(13,328,821)	-	-	(13,328,821)
Balance as of September 30, 2018	$39,104,914	$146,718	$667,645	$39,919,277
Net change in unrealized appreciation attributable to level 3 investments held at September 30, 2018	$7,682	$250,792	$195,030	$453,504

It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

There were no transfers between Level 1 and 2 during the period.

Investments were transferred into and out of Level 3 and into and out of Level 2 during the period ended September 30, 2018 due to changes in the quantity and quality of information, specifically the number of vendor quotes available and the staleness of prices, obtained to support the fair value of each investment as assessed by the Advisor.

The valuation techniques and significant amounts of unobservable inputs used in Fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Input	Range
Senior Loans	$39,104,914	Third-party vendor service	Vendor quotes	N/A
Common Stocks	$146,718	Third-party vendor service	Vendor quotes	N/A
Warrant	$667,645	Third-party vendor service	Vendor quotes	N/A

3. DELAYED DRAW LOAN COMMITMENTS

As of September 30, 2018, the Fund had the following unfunded loan commitments outstanding, which could be extended at the options of the borrower:

Loan	Principal Amount	Cost	Value	Net Unrealized Appreciation/ Depreciation
Charming Charlie LLC, Vendor Payment Financing Facility - First Lien, 20.0%, 05/15/19	$282,264	$282,264	$262,094	$(20,170)
Heartland Dental LLC, Delayed Draw Term Loan - First Lien, 3.750% (1-Month LIBOR + 3.750%), 04/17/25	146,739	146,005	146,983	978

Delayed draw loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policy.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THL CREDIT SENIOR LOAN FUND

By (Signature and Title)* /s/ Brian W. Good

Brian W. Good, President and Principal Executive Officer

(principal executive officer)

Date November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian W. Good

Brian W. Good, President and Principal Executive Officer

(principal executive officer)

Date November 29, 2018

By (Signature and Title)* /s/ Jennifer Wilson

Jennifer Wilson, Treasurer, Principal Financial Officer and Secretary

(principal financial officer)

Date November 29, 2018

* Print the name and title of each signing officer under his or her signature.